INVESTMENT IN ASSOCIATE - Summarized Consolidated Statement of Operations Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Revenue	$ 1,612.2	$ 1,798.5
Net (loss) earnings	225.6	(297.7)
Other comprehensive loss	(5.0)	(10.5)
Total comprehensive (loss) income	220.6	(308.2)
Leagold Mining Corporation
Disclosure of associates [line items]
Revenue	519.1	344.8
Net (loss) earnings	(79.9)	26.8
Other comprehensive loss	(46.1)	0.0
Total comprehensive (loss) income	$ (126.0)	$ 26.8